Credit Facilities - Summary of Lease Maturities (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
Disclosure of Lease liabilities [Line Items]
Lease Liability	$ 2,572
Not later than 1 year [member]
Disclosure of Lease liabilities [Line Items]
Lease Liability	895
Later than 1 year and not later than 5 years
Disclosure of Lease liabilities [Line Items]
Lease Liability	1,677
Later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Lease Liability	$ 0